Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements of Comprehensive Income [Abstract]
Net income	$ 2,219	$ 832	$ 24
Components of other comprehensive income that will be reclassified subsequently to net income
Foreign currency translation differences	(146)	(105)	118
Change in fair value of cash flow hedges transferred to the statement of income	101	(15)	(54)
Effective portion of the change in fair value of cash flow hedges	(119)	13	53
Tax relating to items that will be reclassified subsequently to net income	4	0	0
Total	(160)	(107)	117
Components of other comprehensive income that will not be reclassified to net income
Net changes of investments at fair value through other comprehensive income	0	155	18
Actuarial gains (losses) from defined benefit plans	83	85	(15)
Tax relating to items that will not be reclassified to net income	(12)	(44)	(6)
Total	71	196	(3)
Total comprehensive income	2,130	921	138
Comprehensive income attributable to the non-controlling interests	40	54	23
Comprehensive income attributable to the shareholders of the Company	$ 2,090	$ 867	$ 115